SCHEDULE SHOWING THE FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2023	$ 498,377	$ 471,063
2024	500,511	450,377
2025	453,795	452,511
2026 and thereafter	225,100	405,795
2026		153,601
Total Operating Lease Obligations	1,942,135	1,945,347
Less: Amount representing interest	(351,755)	(418,061)
Present Value of minimum lease payments	1,590,380	$ 1,527,286	$ 490,983
2022	$ 264,351